Note 12 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Derivative not designated as hedging instrument	Location of loss recognized	Six Months Ended June 30, 2025	Six Months Ended June 30, 2026
Interest rate swap contract– Unrealized loss	Loss on derivative, net	(342,084)	-
Interest rate swap contract - Realized gain	Loss on derivative, net	112,150	-
Total loss on derivative		(229,934)	-